UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Rhombus Capital Management, L.P.
Address:  540 Madison Avenue, 27th Floor
          New York, NY 10022


13F File Number:  028-11038

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     David J. Malat
Title:    Chief Financial Officer
Phone:    (646) 289-7711


Signature, Place and Date of Signing:


/s/ David J. Malat                New York, NY                May 16, 2005
------------------           ----------------------       --------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total: 45

Form 13F Information Table Value Total: $439,201
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number                       Name

1  028-11039                           Rhombus Capital Partners, L.P.
2  028-11040                           Rhombus Capital Overseas Fund, Ltd.

                        FORM 13F INFORMATION TABLE

COLUMN 1                           COLUMN  2    COLUMN 3     COLUMN 4     COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                                   TITLE                    VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                     OF CLASS     CUSIP       (x1000)   PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                     --------     -----       -------   -------  --- ----   ----------  --------  ----    ------  ----
ADOLOR CORP                        COM          00724X102    4087      412000  SH          SOLE       1,2        412000  0      0
ADOLOR CORP                        COM          00724X102     863       87000  SH  CALL    SOLE       1,2         87000  0      0
ADVANCE AUTO PARTS INC COM         COM          00751Y106    2179       43200  SH          SOLE       1,2         43200  0      0
ALAMOSA HLDGS INC                  COM          011589108    7002      600000  SH          SOLE       1,2        600000  0      0
AMERICAN TOWER CORP                COM          029912201    7886      432600  SH          SOLE       1,2        432600  0      0
ARMSTRONG HOLDINGS INC COM STK     COM          042384107     935      500000  SH          SOLE       1,2        500000  0      0
AUTOLIV INC                        COM          052800109   11913      250000  SH          SOLE       1,2        250000  0      0
BARNES & NOBLE INC                 COM          067774109    3449      100000  SH          SOLE       1,2        100000  0      0
BROADCOM CORP                      CLA          111320107    2992      100000  SH  CALL    SOLE       1,2        100000  0      0
CLA NY CABLVS                      CLA          12686C109   14025      500000  SH          SOLE       1,2        500000  0      0
CLA NY CABLVS                      CLA          12686C109    5610      200000  SH  CALL    SOLE       1,2        200000  0      0
CUMULUS MEDIA INC                  CLA          231082108   11756      825000  SH          SOLE       1,2        825000  0      0
ECHOSTAR COMMUNICATIONS NEW        CLA          278762109    8775      300000  SH  CALL    SOLE       1,2        300000  0      0
EMAGIN CORP                        COM          29076N107     830      911900  SH          SOLE       1,2        911900  0      0
ENTERCOM COMMUNICATIONS CORP       CLA          293639100    8415      236900  SH          SOLE       1,2        236900  0      0
ENTRAVISION COMMUNICATIONS         CLA          29382R107    8870     1000000  SH          SOLE       1,2       1000000  0      0
FOOT LOCKER INC                    COM          344849104    2930      100000  SH          SOLE       1,2        100000  0      0
GENCORP INC                        COM          368682100    4472      223600  SH          SOLE       1,2        223600  0      0
GOOGLE INC                         CLA          38259P508   18051      100000  SH          SOLE       1,2        100000  0      0
GOOGLE INC                         CLA          38259P508   54153      300000  SH  CALL    SOLE       1,2        300000  0      0
HANSEN NAT CORP                    COM          411310105    7494      125000  SH          SOLE       1,2        125000  0      0
LIBERTY MEDIA CORP NEW             COM SER A    530718105   30073     2900000  SH          SOLE       1,2       2900000  0      0
LIBERTY MEDIA INTL  INC            COM SER A    530719103   26244      600000  SH          SOLE       1,2        600000  0      0
LIONS GATE ENTERTAINMENT CORP      COM NEW      535919203    5801      525000  SH          SOLE       1,2        525000  0      0
MBIA INC                           COM          55262C100    5228      100000  SH  PUT     SOLE       1,2        100000  0      0
MCKESSON CORP                      COM          58155Q103   11325      300000  SH  CALL    SOLE       1,2        300000  0      0
MEDIACOM COMMNCTNS  CORP           CLA          58446K105    9522     1456000  SH          SOLE       1,2       1456000  0      0
MONSTER WORLDWIDE   INC            COM          611742107    5042      180000  SH          SOLE       1,2        180000  0      0
MORGAN STANLEY                     COM NEW      617446448    7156      125000  SH          SOLE       1,2        125000  0      0
NEWS CORP                          CLA          65248E104   13536      800000  SH          SOLE       1,2        800000  0      0
OPTIMAL GROUP INC                  CLA NEW      68388R208    2953      162500  SH          SOLE       1,2        162500  0      0
PRIMEDIA INC                       COM          74157K101    2936      675000  SH          SOLE       1,2        675000  0      0
QUALITY DISTR INC FLA              COM          74756M102     543       50000  SH          SOLE       1,2         50000  0      0
RETAIL VENTURES INC                COM          76128Y102    2278      250000  SH          SOLE       1,2        250000  0      0
SEARS HOLDINGS                     COM          812350106   13317      100000  SH  CALL    SOLE       1,2        100000  0      0
SPECTRASITE INC                    COM          84761M104   17391      300000  SH          SOLE       1,2        300000  0      0
SPRINT CORP                        COM          852061100    3413      150000  SH  CALL    SOLE       1,2        150000  0      0
STAMPS COM INC                     COM NEW      852857200   20750     1250000  SH          SOLE       1,2       1250000  0      0
TELEWEST GLOBAL INC                COM          87956T107   33801     1900000  SH          SOLE       1,2       1900000  0      0
TEMPUR-PEDIC INTL INC              COM          88023U101    4665      250000  SH          SOLE       1,2        250000  0      0
UNITED THERAPEUTICS CORP DEL       COM          91307C102    7997      175000  SH          SOLE       1,2        175000  0      0
US UNWIRED INC                     COM          90338R104    6113     1455500  SH          SOLE       1,2       1455500  0      0
VIACOM INC                         CLB          925524308   10449      300000  SH          SOLE       1,2        300000  0      0
WORLD AIR HLDGS INC                COM          98142V104    9438     1371800  SH          SOLE       1,2       1371800  0      0
YAHOO INC                          COM          984332106    2543       75000  SH          SOLE       1,2         75000  0      0

23140.0001 #569057